CONTINGENCIES	12 Months Ended
Dec. 31, 2012
CONTINGENCIES
CONTINGENCIES

28. CONTINGENCIES

Overview
In addition to the matters described below, in the ordinary course of business, Citigroup, its affiliates and subsidiaries, and current and former officers, directors and employees (for purposes of this section, sometimes collectively referred to as Citigroup and Related Parties) routinely are named as defendants in, or as parties to, various legal actions and proceedings. Certain of these actions and proceedings assert claims or seek relief in connection with alleged violations of consumer protection, securities, banking, antifraud, antitrust, anti-money laundering, employment and other statutory and common laws. Certain of these actual or threatened legal actions and proceedings include claims for substantial or indeterminate compensatory or punitive damages, or for injunctive relief, and in some instances seek recovery on a class-wide basis.
     In the ordinary course of business, Citigroup and Related Parties also are subject to governmental and regulatory examinations, information-gathering requests, investigations and proceedings (both formal and informal), certain of which may result in adverse judgments, settlements, fines, penalties, restitution, disgorgement, injunctions or other relief. In addition, certain affiliates and subsidiaries of Citigroup are banks, registered broker-dealers, futures commission merchants, investment advisers or other regulated entities and, in those capacities, are subject to regulation by various U.S., state and foreign securities, banking, commodity futures, consumer protection and other regulators. In connection with formal and informal inquiries by these regulators, Citigroup and such affiliates and subsidiaries receive numerous requests, subpoenas and orders seeking documents, testimony and other information in connection with various aspects of their regulated activities. From time to time Citigroup and Related Parties also receive grand jury subpoenas and other requests for information or assistance, formal or informal, from federal or state law enforcement agencies, including among others various United States Attorneys’ Offices, the Asset Forfeiture and Money Laundering Section and other divisions of the Department of Justice, the Financial Crimes Enforcement Network of the United States Department of the Treasury, and the Federal Bureau of Investigation, relating to Citigroup and its customers.
     Because of the global scope of Citigroup’s operations, and its presence in countries around the world, Citigroup and Related Parties are subject to litigation and governmental and regulatory examinations, information-gathering requests, investigations and proceedings (both formal and informal) in multiple jurisdictions with legal and regulatory regimes that may differ substantially, and present substantially different risks, from those Citigroup and Related Parties are subject to in the United States. In some instances Citigroup and Related Parties may be involved in proceedings involving the same subject matter in multiple jurisdictions, which may result in overlapping, cumulative or inconsistent outcomes.
     Citigroup seeks to resolve all litigation and regulatory matters in the manner management believes is in the best interests of Citigroup and its shareholders, and contests liability, allegations of wrongdoing and, where applicable, the amount of damages or scope of any penalties or other relief sought as appropriate in each pending matter.

Accounting and Disclosure Framework
ASC 450 (formerly SFAS 5) governs the disclosure and recognition of loss contingencies, including potential losses from litigation and regulatory matters. ASC 450 defines a “loss contingency” as “an existing condition, situation, or set of circumstances involving uncertainty as to possible loss to an entity that will ultimately be resolved when one or more future events occur or fail to occur.” It imposes different requirements for the recognition and disclosure of loss contingencies based on the likelihood of occurrence of the contingent future event or events. It distinguishes among degrees of likelihood using the following three terms: “probable,” meaning that “the future event or events are likely to occur”; “remote,” meaning that “the chance of the future event or events occurring is slight”; and “reasonably possible,” meaning that “the chance of the future event or events occurring is more than remote but less than likely.” These three terms are used below as defined in ASC 450.
     Accruals. ASC 450 requires accrual for a loss contingency when it is “probable that one or more future events will occur confirming the fact of loss” and “the amount of the loss can be reasonably estimated.” In accordance with ASC 450, Citigroup establishes accruals for all litigation and regulatory matters, including matters disclosed herein, when Citigroup believes it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. When the reasonable estimate of the loss is within a range of amounts, the minimum amount of the range is accrued, unless some higher amount within the range is a better estimate than any other amount within the range. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of loss ultimately incurred in relation to those matters may be substantially higher or lower than the amounts accrued for those matters.
     Disclosure. ASC 450 requires disclosure of a loss contingency if “there is at least a reasonable possibility that a loss or an additional loss may have been incurred” and there is no accrual for the loss because the conditions described above are not met or an exposure to loss exists in excess of the amount accrued. In accordance with ASC 450, if Citigroup has not accrued for a matter because Citigroup believes that a loss is reasonably possible but not probable, or that a loss is probable but not reasonably estimable, and the matter thus does not meet the criteria for accrual, and the reasonably possible loss is material, it discloses the loss contingency. In addition, Citigroup discloses matters for which it has accrued if it believes a reasonably possible exposure to material loss exists in excess of the amount accrued. In accordance with ASC 450, Citigroup’s disclosure includes an estimate of the reasonably possible loss or range of loss for those matters as to which an estimate can be made. ASC 450 does not require disclosure of an estimate of the reasonably possible loss or range of loss where an estimate cannot be made. Neither accrual nor disclosure is required for losses that are deemed remote.

     Inherent Uncertainty of the Matters Disclosed. Certain of the matters disclosed below involve claims for substantial or indeterminate damages. The claims asserted in these matters typically are broad, often spanning a multi-year period and sometimes a wide range of business activities, and the plaintiffs’ or claimants’ alleged damages frequently are not quantified or factually supported in the complaint or statement of claim. As a result, Citigroup is often unable to estimate the loss in such matters, even if it believes that a loss is probable or reasonably possible, until developments in the case have yielded additional information sufficient to support a quantitative assessment of the range of reasonably possible loss. Such developments may include, among other things, discovery from adverse parties or third parties, rulings by the court on key issues, analysis by retained experts, and engagement in settlement negotiations. Depending on a range of factors, such as the complexity of the facts, the novelty of the legal theories, the pace of discovery, the court’s scheduling order, the timing of court decisions, and the adverse party’s willingness to negotiate in good faith toward a resolution, it may be months or years after the filing of a case before an estimate of the range of reasonably possible loss can be made.
     Matters as to Which an Estimate Can Be Made. For some of the matters disclosed below, Citigroup is currently able to estimate a reasonably possible loss or range of loss in excess of amounts accrued (if any). For some of the matters included within this estimation, an accrual has been made because a loss is believed to be both probable and reasonably estimable, but an exposure to loss exists in excess of the amount accrued; in these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, although estimable, is believed to be reasonably possible, but not probable; in these cases the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2012, Citigroup estimates that the reasonably possible unaccrued loss in future periods for these matters ranges up to approximately $5 billion in the aggregate.
     These estimates are based on currently available information. As available information changes, the matters for which Citigroup is able to estimate will change, and the estimates themselves will change. In addition, while many estimates presented in financial statements and other financial disclosure involve significant judgment and may be subject to significant uncertainty, estimates of the range of reasonably possible loss arising from litigation and regulatory proceedings are subject to particular uncertainties. For example, at the time of making an estimate, Citigroup may have only preliminary, incomplete, or inaccurate information about the facts underlying the claim; its assumptions about the future rulings of the court or other tribunal on significant issues, or the behavior and incentives of adverse parties or regulators, may prove to be wrong; and the outcomes it is attempting to predict are often not amenable to the use of statistical or other quantitative analytical tools. In addition, from time to time an outcome may occur that Citigroup had not accounted for in its estimate because it had deemed such an outcome to be remote. For all these reasons, the amount of loss in excess of accruals ultimately incurred for the matters as to which an estimate has been made could be substantially higher or lower than the range of loss included in the estimate.

     Matters as to Which an Estimate Cannot Be Made. For other matters disclosed below, Citigroup is not currently able to estimate the reasonably possible loss or range of loss. Many of these matters remain in very preliminary stages (even in some cases where a substantial period of time has passed since the commencement of the matter), with few or no substantive legal decisions by the court or tribunal defining the scope of the claims, the class (if any), or the potentially available damages, and fact discovery is still in progress or has not yet begun. In many of these matters, Citigroup has not yet answered the complaint or statement of claim or asserted its defenses, nor has it engaged in any negotiations with the adverse party (whether a regulator or a private party). For all these reasons, Citigroup cannot at this time estimate the reasonably possible loss or range of loss, if any, for these matters.
     Opinion of Management as to Eventual Outcome. Subject to the foregoing, it is the opinion of Citigroup’s management, based on current knowledge and after taking into account its current legal accruals, that the eventual outcome of all matters described in this Note would not be likely to have a material adverse effect on the consolidated financial condition of Citigroup. Nonetheless, given the substantial or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of such matters, an adverse outcome in certain of these matters could, from time to time, have a material adverse effect on Citigroup’s consolidated results of operations or cash flows in particular quarterly or annual periods.

Credit Crisis–Related Litigation and Other Matters
Citigroup and Related Parties have been named as defendants in numerous legal actions and other proceedings asserting claims for damages and related relief for losses arising from the global financial credit crisis that began in 2007. Such matters include, among other types of proceedings, claims asserted by: (i) individual investors and purported classes of investors in Citigroup’s common and preferred stock and debt, alleging violations of the federal securities laws, foreign laws, state securities and fraud law, and the Employee Retirement Income Security Act (ERISA); and (ii) individual investors and purported classes of investors in securities and other investments underwritten, issued or marketed by Citigroup, including securities issued by other public companies, collateralized debt obligations (CDOs), mortgage-backed securities (MBS), auction rate securities (ARS), investment funds, and other structured or leveraged instruments, which have suffered losses as a result of the credit crisis. These matters have been filed in state and federal courts across the U.S. and in foreign tribunals, as well as in arbitrations before the Financial Industry Regulatory Authority (FINRA) and other arbitration associations.

     In addition to these litigations and arbitrations, Citigroup continues to cooperate fully in response to subpoenas and requests for information from the Securities and Exchange Commission (SEC), FINRA, state attorneys general, the Department of Justice and subdivisions thereof, bank regulators, and other government agencies and authorities, in connection with various formal and informal (and, in many instances, industry-wide) inquiries concerning Citigroup’s mortgage-related conduct and business activities, as well as other business activities affected by the credit crisis. These business activities include, but are not limited to, Citigroup’s sponsorship, packaging, issuance, marketing, servicing and underwriting of CDOs and MBS, and its origination, sale or other transfer, servicing, and foreclosure of residential mortgages.

Mortgage-Related Litigation and Other Matters
Securities Actions: Beginning in November 2007, Citigroup and Related Parties were named as defendants in a variety of class action and individual securities lawsuits filed by investors in Citigroup’s equity and debt securities in state and federal courts relating to the Company’s disclosures regarding its exposure to subprime-related assets.
     Citigroup and Related Parties have been named as defendants in the consolidated putative class action IN RE CITIGROUP INC. SECURITIES LITIGATION, pending in the United States District Court for the Southern District of New York. The consolidated amended complaint asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 on behalf of a putative class of purchasers of Citigroup common stock from January 1, 2004 through January 15, 2009. On November 9, 2010, the court issued an opinion and order dismissing all claims except those arising out of Citigroup’s exposure to CDOs for the time period February 1, 2007 through April 18, 2008. On August 30, 2012, the court entered an order preliminarily approving the parties’ proposed settlement, pursuant to which Citigroup will pay $590 million in exchange for a release of all claims asserted on behalf of the settlement class. A fairness hearing is scheduled for April 8, 2013. Additional information concerning this action is publicly available in court filings under the consolidated lead docket number 07 Civ. 9901 (S.D.N.Y.) (Stein, J.).
     Citigroup and Related Parties also have been named as defendants in the consolidated putative class action IN RE CITIGROUP INC. BOND LITIGATION, also pending in the United States District Court for the Southern District of New York. The plaintiffs assert claims under Sections 11, 12 and 15 of the Securities Act of 1933 on behalf of a putative class of purchasers of $71 billion of debt securities and preferred stock issued by Citigroup between May 2006 and August 2008. On July 12, 2010, the court issued an opinion and order dismissing plaintiffs’ claims under Section 12 of the Securities Act of 1933, but denying defendants’ motion to dismiss certain claims under Section 11. Fact discovery began in November 2010, and plaintiffs’ motion to certify a class is pending. Additional information concerning this action is publicly available in court filings under the consolidated lead docket number 08 Civ. 9522 (S.D.N.Y.) (Stein, J.).

     Citigroup and Related Parties also have been named as defendants in a variety of other putative class actions and individual actions arising out of similar facts to those alleged in the actions described above. These actions assert a wide range of claims, including claims under the federal securities laws, Section 90 of the Financial Services and Markets Act of 2000 (Eng.), ERISA, and state law. Additional information concerning these actions is publicly available in court filings under the docket numbers 09 Civ. 7359 (S.D.N.Y.) (Stein, J.), 09 Civ. 8755 (S.D.N.Y.) (Stein, J.), 11 Civ. 7672 (S.D.N.Y.) (Koeltl, J.), 12 Civ. 6653 (S.D.N.Y.) (Stein, J.), 12 Civ. 9050 (S.D.N.Y.) (Stein, J.), and Case No. 110105028 (Pa. Commw. Ct.) (Sheppard, J.).
     Beginning in November 2007, certain Citigroup affiliates also have been named as defendants arising out of their activities as underwriters of securities in actions brought by investors in securities of public companies adversely affected by the credit crisis. Many of these matters have been dismissed or settled. As a general matter, issuers indemnify underwriters in connection with such claims, but in certain of these matters Citigroup affiliates are not being indemnified or may in the future cease to be indemnified because of the financial condition of the issuer.

     Regulatory Actions: On October 19, 2011, in connection with its industry-wide investigation concerning CDO-related business activities, the SEC filed a complaint in the United States District Court for the Southern District of New York regarding Citigroup’s structuring and sale of the Class V Funding III CDO transaction (Class V). On the same day, the SEC and Citigroup announced a settlement of the SEC’s claims, subject to judicial approval, and the SEC filed a proposed final judgment pursuant to which Citigroup’s U.S. broker-dealer Citigroup Global Markets Inc. (CGMI) agreed to disgorge $160 million and to pay $30 million in prejudgment interest and a $95 million penalty. On November 28, 2011, the court issued an order refusing to approve the proposed settlement and ordering trial to begin on July 16, 2012. The parties appealed from this order to the United States Court of Appeals for the Second Circuit, which, on March 15, 2012, granted a stay of the district court proceedings pending resolution of the appeals. The parties have fully briefed their appeals, and the Second Circuit held oral argument on February 8, 2013. Additional information concerning this matter is publicly available in court filings under the docket numbers 11 Civ. 7387 (S.D.N.Y.) (Rakoff, J.) and 11-5227 (2d Cir.).

     Mortgage-Backed Securities and CDO Investor Actions and Repurchase Claims: Beginning in July 2010, Citigroup and Related Parties have been named as defendants in complaints filed by purchasers of MBS and CDOs sold or underwritten by Citigroup. The MBS-related complaints generally assert that the defendants made material misrepresentations and omissions about the credit quality of the mortgage loans underlying the securities, such as the underwriting standards to which the loans conformed, the loan-to-value ratio of the loans, and the extent to which the mortgaged properties were owner-occupied, and typically assert claims under Section 11 of the Securities Act of 1933, state blue sky laws, and/or common-law misrepresentation-based causes of action. The CDO-related complaints further allege that the defendants adversely selected or permitted the adverse selection of CDO collateral without full disclosure to investors. The plaintiffs in these actions generally seek rescission of their investments, recovery of their investment losses, or other damages. Other purchasers of MBS and CDOs sold or underwritten by Citigroup have threatened to file additional suits, for some of which Citigroup has agreed to toll (extend) the statute of limitations.
     The filed actions generally are in the early stages of proceedings, and certain of the actions or threatened actions have been resolved through settlement or otherwise. The aggregate original purchase amount of the purchases at issue in the filed suits is approximately $10.8 billion, and the aggregate original purchase amount of the purchases covered by tolling agreements with investors threatening litigation is approximately $6.4 billion. The largest MBS investor claim against Citigroup and Related Parties, as measured by the face value of purchases at issue, has been asserted by the Federal Housing Finance Agency, as conservator for Fannie Mae and Freddie Mac. This suit was filed on September 2, 2011, and has been coordinated in the United States District Court for the Southern District of New York with 15 other related suits brought by the same plaintiff against various other financial institutions. Motions to dismiss in the coordinated suits have been denied in large part, and discovery is proceeding. An interlocutory appeal currently is pending in the United States Court of Appeals for the Second Circuit on issues common to all of the coordinated suits. Additional information concerning certain of these actions is publicly available in court filings under the docket numbers 11 Civ. 6196 (S.D.N.Y.) (Cote, J.), 12 Civ. 4000 (S.D.N.Y.) (Swain, J.), 12 Civ. 00790 (M.D. Al.) (Watkins, C.J.), 12 Civ. 4354 (C.D. Cal.) (Pfaezler, J.), 650212/12 (N.Y. Sup. Ct.) (Oing, J.), 652607/2012 (N.Y. Sup. Ct.) (Schweitzer, J.), and CGC-10-501610 (Cal. Super. Ct.) (Kramer, J.).
     In addition to these actions, various parties to MBS securitizations and other interested parties have asserted that certain Citigroup affiliates breached representations and warranties made in connection with mortgage loans sold into securitization trusts (private-label securitizations). In connection with such assertions, Citi has received significant levels of inquiries and demands for loan files, as well as requests to toll (extend) the applicable statutes of limitation for, among others, representation and warranty claims relating to its private-label securitizations. These inquiries, demands and requests have come from trustees of securitization trusts and others.
     Among these requests, in December 2011, Citigroup received a letter from the law firm Gibbs & Bruns LLP, which purports to represent a group of investment advisers and holders of MBS issued or underwritten by Citigroup affiliates. Through that letter and subsequent discussions, Gibbs & Bruns LLP has asserted that its clients collectively hold certificates in 87 MBS trusts purportedly issued and/or underwritten by Citigroup affiliates, and that Citigroup affiliates have repurchase obligations for certain mortgages in these trusts.
     Citi has also received repurchase claims for breaches of representations and warranties related to private-label securitizations. These claims have been received at an unpredictable rate, although the number of claims increased substantially during 2012 and is expected to remain elevated, particularly given the level of inquiries, demands and requests noted above. Upon receipt of a claim, Citi typically requests that it be provided with the underlying detail supporting the claim; however, to date, Citi has received little or no response to these requests for information. As a result, the vast majority of the repurchase claims received on Citi’s private-label securitizations remain unresolved. Citi expects unresolved repurchase claims for private-label securitizations to continue to increase because new claims and requests for loan files continue to be received, while there has been little progress to date in resolving these repurchase claims.

     Independent Foreclosure Review: On January 7, 2013, Citi, along with other major mortgage servicers operating under consent orders dated April 13, 2011 with the Federal Reserve Board and the Office of the Comptroller of the Currency (OCC), entered into a settlement agreement with those regulators to modify the requirements of the independent foreclosure review mandated by the consent orders. Under the settlement, Citi agreed to pay approximately $305 million into a qualified settlement fund and to offer $487 million of mortgage assistance to borrowers in accordance with agreed criteria. Upon completion of Citi’s payment and mortgage assistance obligations under the agreement, the Federal Reserve Board and the OCC have agreed to deem the requirements of the independent foreclosure review under the consent orders to be satisfied.

Abu Dhabi Investment Authority
In 2010, Abu Dhabi Investment Authority (ADIA) commenced an arbitration against Citigroup and Related Parties alleging statutory and common law claims in connection with its $7.5 billion investment in Citigroup in December 2007. ADIA sought rescission of the investment agreement or, in the alternative, more than $4 billion in damages. Following a hearing in May 2011 and post-hearing proceedings, on October 14, 2011, the arbitration panel issued a final award and statement of reasons finding in favor of Citigroup on all claims asserted by ADIA. On January 11, 2012, ADIA filed a petition to vacate the award in New York state court. On January 13, 2012, Citigroup removed the petition to the United States District Court for the Southern District of New York. On April 3, 2012, Citigroup filed an opposition to ADIA’s petition and a cross-petition to confirm the award. Both ADIA’s petition and Citigroup’s cross-petition are pending. Additional information concerning this matter is publicly available in court filings under the docket number 12 Civ. 283 (S.D.N.Y.) (Daniels, J.).

Alternative Investment Fund–Related Litigation and Other Matters
The SEC is investigating the management and marketing of the ASTA/ MAT and Falcon funds, alternative investment funds managed and marketed by certain Citigroup affiliates that suffered substantial losses during the credit crisis. In addition to the SEC inquiry, on June 11, 2012, the New York Attorney General served a subpoena on a Citigroup affiliate seeking documents and information concerning certain of these funds, and on August 1, 2012, the Massachusetts Attorney General served a Civil Investigative Demand on a Citigroup affiliate seeking similar documents and information. Citigroup is cooperating fully with these inquiries.
     In October 2012, Citigroup Alternative Investments LLC (CAI) was named as a defendant in a putative class action lawsuit filed on behalf of investors in CSO Ltd., CSO US Ltd., and Corporate Special Opportunities Ltd., whose investments were managed indirectly by a CAI affiliate. The plaintiff asserts a variety of state common law claims, alleging that he and other investors were misled into investing in the funds and were further misled into not redeeming their investments. The complaint seeks to recover more than $400 million on behalf of a putative class of investors. Additional information concerning this action is publicly available in court filings under the docket number 12-cv-7717 (S.D.N.Y.) (Castel, J.).
     In addition, numerous investors in the ASTA/MAT funds have filed lawsuits or arbitrations against Citigroup and Related Parties seeking damages and related relief. Although most of these investor disputes have been resolved, some remain pending.

Auction Rate Securities–Related Litigation and Other Matters
Beginning in March 2008, Citigroup and Related Parties have been named as defendants in numerous actions and proceedings brought by Citigroup shareholders and purchasers or issuers of ARS, asserting claims under the federal securities laws, Section 1 of the Sherman Act and state law arising from the collapse of the ARS market in early 2008, which plaintiffs contend Citigroup and other ARS underwriters foresaw or should have foreseen but failed adequately to disclose. Most of these matters have been dismissed or settled. Additional information concerning certain of the pending actions is publicly available in court filings under the docket numbers 08 Civ. 3095 (S.D.N.Y.) (Swain, J.), 10-722, 10-867, and 11-1270 (2d Cir.).

KIKOs
Prior to the devaluation of the Korean won in 2008, several local banks in Korea, including a Citigroup subsidiary (CKI), entered into foreign exchange derivative transactions with small and medium-size export businesses (SMEs) to enable the SMEs to hedge their currency risk. The derivatives had “knock-in, knock-out” features. Following the devaluation of the won, many of these SMEs incurred significant losses on the derivative transactions and filed civil lawsuits against the banks, including CKI. The claims generally allege that the products were not suitable and that the risk disclosure was inadequate.
     As of December 31, 2012, there were 88 civil lawsuits filed by SMEs against CKI. To date, 82 decisions have been rendered at the district court level, and CKI has prevailed in 64 of those decisions. In the other 18 decisions, plaintiffs were awarded only a portion of the damages sought. The damage awards total in the aggregate approximately $28.5 million. CKI is appealing the 18 adverse decisions. A significant number of plaintiffs that had decisions rendered against them are also filing appeals, including plaintiffs that were awarded less than all of the damages they sought.
     Of the 82 cases decided at the district court level, 60 have been appealed to the high court, including the 18 in which an adverse decision was rendered against CKI in the district court. Of the 17 appeals decided at high court level, CKI prevailed in 11 cases, and in the other six plaintiffs were awarded partial damages, which increased the aggregate damages awarded against CKI by a further $10.9 million. CKI is appealing five of the adverse decisions to the Korean Supreme Court.

Lehman Structured Notes Matters
Like many other financial institutions, certain Citigroup affiliates and subsidiaries distributed structured notes (Notes) issued and guaranteed by Lehman entities to retail customers outside the United States, principally in Europe and Asia. After the relevant Lehman entities filed for bankruptcy protection in September 2008, certain regulators commenced investigations and some purchasers of the Notes filed civil actions or otherwise complained about the sales process. Citigroup has resolved the vast majority of these regulatory proceedings and customer complaints.
     In Belgium, criminal charges were brought against a Citigroup subsidiary (CBB) and three former employees. On December 1, 2010, the court acquitted all defendants of fraud and anti-money laundering charges but convicted all defendants under the Prospectus Act, and convicted CBB under Fair Trade Practices legislation. Both CBB and the Public Prosecutor appealed the judgment. On May 21, 2012, the Belgian appellate court dismissed all criminal charges against CBB. The Public Prosecutor has appealed this decision to the Belgian Supreme Court.

Lehman Brothers Bankruptcy Proceedings
Beginning in September 2010, Citigroup and Related Parties have been named as defendants in various adversary proceedings in the Chapter 11 bankruptcy proceedings of Lehman Brothers Holdings Inc. (LBHI) and the liquidation proceedings of Lehman Brothers Inc. (LBI).
     On March 18, 2011, Citigroup and Related Parties were named as defendants in an adversary proceeding asserting claims under federal bankruptcy and state law to recover a $1 billion deposit LBI placed with Citibank, N.A., to avoid a setoff taken by Citibank, N.A. against the deposit, and to recover additional assets of LBI held by Citibank, N.A. and its affiliates. On December 13, 2012, the court entered an order approving a settlement between the parties resolving all of LBI’s claims. Under the settlement, Citibank, N.A. retained $1.05 billion of assets to set off against its claims and received an allowed unsecured claim in the amount of $245 million. Additional information concerning this adversary proceeding is publicly available in court filings under the docket numbers 11-01681 (Bankr. S.D.N.Y.) (Peck, J.) and 08-01420 (Bankr. S.D.N.Y.) (Peck, J.).
     On February 8, 2012, Citigroup and Related Parties were named as defendants in an adversary proceeding asserting objections to proofs of claim filed by Citibank, N.A. and its affiliates totaling approximately $2.6 billion, and claims under federal bankruptcy and state law to recover $2 billion deposited by LBHI with Citibank, N.A. against which Citibank, N.A. asserts a right of setoff. Plaintiffs also seek avoidance of a $500 million transfer and an amendment to a guarantee in favor of Citibank, N.A., and other relief. Additional information concerning this adversary proceeding is publicly available in court filings under the docket numbers 12-01044 (Bankr. S.D.N.Y.) (Peck, J.) and 08-13555 (Bankr. S.D.N.Y.) (Peck, J.).

Terra Firma Litigation
In December 2009, the general partners of two related private equity funds filed a complaint in New York state court, subsequently removed to the United States District Court for the Southern District of New York, asserting multi-billion-dollar fraud and other common law claims against certain Citigroup affiliates arising out of the May 2007 auction of the music company EMI, in which Citigroup acted as advisor to EMI and as a lender to plaintiffs’ acquisition vehicle. Following a jury trial, a verdict was returned in favor of Citigroup on November 4, 2010. Plaintiffs have appealed the judgment with respect to certain of their claims to the United States Court of Appeals for the Second Circuit. Argument was held on October 4, 2012, and the matter is pending. Additional information concerning this action is publicly available in court filings under the docket numbers 09 Civ. 10459 (S.D.N.Y.) (Rakoff, J.) and 11-0126 (2d Cir.).

Terra Securities–Related Litigation
Certain Citigroup affiliates have been named as defendants in an action brought by seven Norwegian municipalities, asserting claims for fraud and negligent misrepresentation arising out of the municipalities’ purchase of fund-linked notes acquired from the now-defunct securities firm, Terra Securities, which in turn acquired those notes from Citigroup. Plaintiffs seek approximately $120 million in compensatory damages, plus punitive damages. Defendants’ motion for summary judgment is pending. Additional information related to this action is publicly available in court filings under the docket number 09 Civ. 7058 (S.D.N.Y.) (Marrero, J.).

Tribune Company Bankruptcy
Certain Citigroup affiliates have been named as defendants in adversary proceedings related to the Chapter 11 cases of Tribune Company (Tribune) filed in the United States Bankruptcy Court for the District of Delaware, asserting claims arising out of the approximately $11 billion leveraged buyout of Tribune in 2007. On July 23, 2012, the Bankruptcy Court confirmed the Fourth Amended Joint Plan of Reorganization, which provides for releases of claims against Citigroup, other than those against CGMI relating to its role as advisor to Tribune. Certain Citigroup affiliates also have been named as defendants in actions brought by Tribune creditors alleging state law constructive fraudulent conveyance claims. These matters are pending in the United States District Court for the Southern District of New York as part of a multi-district litigation. Additional information concerning these actions is publicly available in court filings under the docket numbers 08-13141 (Bankr. D. Del.) (Carey, J.), 11 MD 02296 (S.D.N.Y.) (Pauley, J.), and 12 MC 2296 (S.D.N.Y.) (Pauley, J.).

Interbank Offered Rates–Related Litigation and Other
Matters
Regulatory Actions: Government agencies in the U.S., including the Department of Justice, the Commodity Futures Trading Commission, the SEC, and a consortium of state attorneys general, as well as agencies in other jurisdictions, including the European Commission, the U.K. Financial Services Authority, the Japanese Financial Services Agency (JFSA), the Canadian Competition Bureau, the Swiss Competition Commission and the Monetary Authority of Singapore, are conducting investigations or making inquiries regarding submissions made by panel banks to bodies that publish various interbank offered rates and other benchmark rates. As members of a number of such panels, Citigroup subsidiaries have received requests for information and documents. Citigroup is cooperating with the investigations and inquiries and is responding to the requests.
     On December 16, 2011, the JFSA took administrative action against Citigroup Global Markets Japan Inc. (CGMJ) for, among other things, certain communications made by two CGMJ traders about the Euroyen Tokyo interbank offered rate (TIBOR) and the Japanese yen London interbank offered rate (LIBOR). The JFSA issued a business improvement order and suspended CGMJ’s trading in derivatives related to yen LIBOR and Euroyen and yen TIBOR from January 10 to January 23, 2012. On the same day, the JFSA also took administrative action against Citibank Japan Ltd. (CJL) for conduct arising out of CJL’s retail business and also noted that the communications made by the CGMJ traders to employees of CJL about Euroyen TIBOR had not been properly reported to CJL’s management team.

Antitrust and Other Litigation: Citigroup and Citibank, N.A., along with other U.S. Dollar (USD) LIBOR panel banks, are defendants in a multi-district litigation (MDL) proceeding before Judge Buchwald in the United States District Court for the Southern District of New York captioned IN RE LIBOR-BASED FINANCIAL INSTRUMENTS ANTITRUST LITIGATION, appearing under docket number 1:11-md-2262 (S.D.N.Y.). Judge Buchwald has appointed interim lead class counsel for, and consolidated amended complaints have been filed on behalf of, three separate putative classes of plaintiffs: (i) over-the-counter (OTC) purchasers of derivative instruments tied to USD LIBOR; (ii) purchasers of exchange-traded derivative instruments tied to USD LIBOR; and (iii) indirect OTC purchasers of U.S. debt securities. Each of these putative classes alleges that the panel bank defendants conspired to suppress USD LIBOR in violation of the Sherman Act and/or the Commodity Exchange Act, thereby causing plaintiffs to suffer losses on the instruments they purchased. Also consolidated into the MDL proceeding are individual civil actions commenced by various Charles Schwab entities alleging that the panel bank defendants conspired to suppress the USD LIBOR rates in violation of the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act (RICO), and California state law, causing the Schwab entities to suffer losses on USD LIBOR-linked financial instruments they owned. Plaintiffs in these actions seek compensatory damages and restitution for losses caused by the alleged violations, as well as treble damages under the Sherman Act. The Schwab and OTC plaintiffs also seek injunctive relief.

     Citigroup and Citibank, N.A., along with other defendants, have moved to dismiss all of the above actions that were consolidated into the MDL proceeding as of June 29, 2012. Briefing on the motion to dismiss was completed on September 27, 2012. Judge Buchwald has stayed all subsequently filed actions that fall within the scope of the MDL until the motion to dismiss has been resolved. Citigroup and/or Citibank, N.A. are named in the 17 such stayed actions that have been consolidated with or marked as related to the MDL proceeding.
     Eleven of these actions have been brought on behalf of various putative plaintiff classes, including (i) banks, savings and loans institutions and credit unions that allegedly suffered losses on loans they made at interest rates tied to USD LIBOR, (ii) holders of adjustable-rate mortgages tied to USD LIBOR, and (iii) individual and municipal purchasers of various financial instruments tied to USD LIBOR. The remaining six actions have been brought by individual plaintiffs, including an entity that allegedly purchased municipal bonds and various California counties, municipalities, and related public entities that invested in various derivatives tied to USD LIBOR. Plaintiffs in each of the 17 stayed actions allege that the panel bank defendants manipulated USD LIBOR in violation of the Sherman Act, RICO, and/or state antitrust and racketeering laws, and several plaintiffs also assert common law claims, including fraud, unjust enrichment, negligent misrepresentation, interference with economic advantage, and/or breach of the implied covenant of good faith and fair dealing. Plaintiffs seek compensatory damages and, where authorized by statute, treble damages and injunctive relief.
     Additional information concerning the stayed actions is publicly available in court filings under docket numbers 1:12-cv-4205 (S.D.N.Y.) (Buchwald, J.), 1:12-cv-5723 (S.D.N.Y.) (Buchwald, J.), 1:12-cv-5822 (S.D.N.Y.) (Buchwald, J.), 1:12-cv-6056 (S.D.N.Y.) (Buchwald, J.), 1:12-cv-7461 (S.D.N.Y.) (Buchwald, J.), 2:12-cv-10903 (C.D. Calif.) (Snyder, J.), 3:12-cv-6571 (N.D. Calif.) (Conti, J.), 3:13-cv-106 (N.D. Calif.) (Beeler, J.), 4:13-cv-108 (N.D. Calif.) (Ryu, J.), 3:13-cv-109 (N.D. Calif.) (Laporte, J.), 5:13-cv-62 (C.D. Calif.) (Phillips, J.), 3:13-cv-48 (S.D. Calif.) (Huff, J.), 1:13-cv-346 (S.D.N.Y.) (Buchwald, J.), 1:13-cv-407 (S.D.N.Y.) (Buchwald, J.), 5:13-cv-122 (C.D. Calif.) (Bernal, J.), 1:13-cv-981 (S.D.N.Y.) (Buchwald, J.), and 1:13-cv-1016 (S.D.N.Y.) (Buchwald, J.).
     In addition, on November 27, 2012, an action captioned MARAGOS V. BANK OF AMERICA CORP. ET AL. was filed on behalf of the County of Nassau against various USD LIBOR panel banks, including Citibank, N.A., and the other defendants with whom the plaintiff had entered into interest rate swap transactions. The action was commenced in state court and subsequently removed to the United States District Court for the Eastern District of New York. The plaintiff asserts claims for fraud and deceptive trade practices under New York law against the panel bank defendants based on allegations that the panel banks colluded to artificially suppress USD LIBOR, thereby lowering the payments the plaintiff received in connection with various interest rate swap transactions. The plaintiff seeks compensatory damages and treble damages. The defendants have sought consolidation of this action with the MDL proceeding. Additional information concerning this action is publicly available in court filings under docket number 2:12-cv-6294 (E.D.N.Y.) (Spatt, J.).

     Separately, on April 30, 2012, an action was filed in the United States District Court for the Southern District of New York on behalf of a putative class of persons and entities who transacted in exchange-traded Euroyen futures and option contracts between June 2006 and September 2010. This action is captioned LAYDON V. MIZUHO BANK LTD. ET AL. The plaintiff filed an amended complaint on November 30, 2012, naming as defendants banks that are or were members of the panels making submissions used in the calculation of Japanese yen LIBOR and TIBOR, and certain affiliates of some of those banks, including Citibank, N.A., Citigroup, CJL and CGMJ. The complaint alleges that the plaintiffs were injured as a result of purported manipulation of those reference interest rates, and asserts claims arising under the Commodity Exchange Act and the Sherman Act and for unjust enrichment. Plaintiffs seek compensatory damages, treble damages under the Sherman Act, and injunctive relief. Additional information concerning this action is publicly available in court filings under the docket number 12-cv-3419 (S.D.N.Y.) (Daniels, J.).

Interchange Fees Litigation
Beginning in 2005, several putative class actions were filed against Citigroup and Related Parties, together with Visa, MasterCard and other banks and their affiliates, in various federal district courts and consolidated with other related cases in a multi-district litigation proceeding before Judge Gleeson in the United States District Court for the Eastern District of New York. This proceeding is captioned IN RE PAYMENT CARD INTERCHANGE FEE AND MERCHANT DISCOUNT ANTITRUST LITIGATION.
     The plaintiffs, merchants that accept Visa- and MasterCard-branded payment cards as well as membership associations that claim to represent certain groups of merchants, allege, among other things, that defendants have engaged in conspiracies to set the price of interchange and merchant discount fees on credit and debit card transactions and to restrain trade through various Visa and MasterCard rules governing merchant conduct, all in violation of Section 1 of the Sherman Act and certain California statutes. Plaintiffs seek, on behalf of classes of U.S. merchants, treble damages, including all interchange fees paid to all Visa and MasterCard members with respect to Visa and MasterCard transactions in the U.S. since at least January 1, 2004, as well as injunctive relief. Supplemental complaints have also been filed against defendants in the putative class actions alleging that Visa’s and MasterCard’s respective initial public offerings were anticompetitive and violated Section 7 of the Clayton Act, and that MasterCard’s initial public offering constituted a fraudulent conveyance.
     On July 13, 2012, all parties to the putative class actions, including Citigroup and Related Parties, entered into a Memorandum of Understanding (MOU) setting forth the material terms of a class settlement. The class settlement contemplated by the MOU provides for, among other things, a total payment by all defendants to the class of $6.05 billion; a rebate to merchants participating in the damages class settlement of 10 basis points on interchange collected for a period of eight months by the Visa and MasterCard networks; changes to certain network rules that would permit merchants to surcharge some payment card transactions subject to certain limitations and conditions, including disclosure to consumers at the point of sale; and broad releases in favor of the defendants. Subsequently, all defendants and certain of the plaintiffs who had entered into the MOU executed a settlement agreement consistent with the terms of the MOU.

     On November 27, 2012, the court entered an order granting preliminary approval of the proposed class settlements and provisionally certified two classes for settlement purposes only. The court scheduled a final approval hearing for September 12, 2013. Several large merchants and associations have stated publicly that they intend to object to or opt out of the settlement, and have appealed from the court’s preliminary approval of the proposed class settlements.
     Visa and MasterCard have also entered into a settlement agreement with merchants that filed individual, non-class actions. While Citigroup and Related Parties are not parties to the individual merchant non-class settlement agreement, they are contributing to that settlement, and the agreement provides for a release of claims against Citigroup and Related Parties.
     Additional information concerning these consolidated actions is publicly available in court filings under the docket number MDL 05-1720 (E.D.N.Y.) (Gleeson, J.).

Regulatory Review of Consumer “Add-On” Products
Certain of Citi’s consumer businesses, including its Citi-branded and retail services cards businesses, offer or have in the past offered or participated in the marketing, distribution, or servicing of products, such as payment protection and identity monitoring, that are ancillary to the provision of credit to the consumer (add-on products). These add-on products have been the subject of enforcement actions against other institutions by regulators, including the Consumer Financial Protection Bureau (CFPB), the OCC, and the FDIC, that have resulted in orders to pay restitution to customers and penalties in substantial amounts. Certain state attorneys general also have filed industry-wide suits under state consumer protection statutes, alleging deceptive marketing practices in connection with the sale of payment protection products and demanding restitution and statutory damages for instate customers. In light of the current regulatory focus on add-on products and the actions regulators have taken in relation to other credit card issuers, one or more regulators may order that Citi pay restitution to customers and/or impose penalties or other relief arising from Citi’s marketing, distribution, or servicing of add-on products.

Parmalat Litigation and Related Matters
On July 29, 2004, Dr. Enrico Bondi, the Extraordinary Commissioner appointed under Italian law to oversee the administration of various Parmalat companies, filed a complaint in New Jersey state court against Citigroup and Related Parties alleging, among other things, that the defendants “facilitated” a number of frauds by Parmalat insiders. On October 20, 2008, following trial, a jury rendered a verdict in Citigroup’s favor on Parmalat’s claims and in favor of Citibank, N.A. on three counterclaims. Parmalat has exhausted all appeals, and the judgment is now final. Additional information concerning this matter is publicly available in court filings under docket number A-2654-08T2 (N.J. Sup. Ct.).

     Prosecutors in Parma and Milan, Italy, have commenced criminal proceedings against certain current and former Citigroup employees (along with numerous other investment banks and certain of their current and former employees, as well as former Parmalat officers and accountants). In the event of an adverse judgment against the individuals in question, the authorities could seek administrative remedies against Citigroup. On April 18, 2011, the Milan criminal court acquitted the sole Citigroup defendant of market-rigging charges. The Milan prosecutors have appealed part of that judgment and seek administrative remedies against Citigroup, which may include disgorgement of 70 million Euro and a fine of 900,000 Euro. Additionally, the Parmalat administrator filed a purported civil complaint against Citigroup in the context of the Parma criminal proceedings, which seeks 14 billion Euro in damages. In January 2011, certain Parmalat institutional investors filed a civil complaint seeking damages of approximately 130 million Euro against Citigroup and other financial institutions.

Allied Irish Bank Litigation
In 2003, Allied Irish Bank (AIB) filed a complaint in the United States District Court for the Southern District of New York seeking to hold Citibank, N.A. and Bank of America, N.A., former prime brokers for AIB’s subsidiary Allfirst Bank (Allfirst), liable for losses incurred by Allfirst as a result of fraudulent and fictitious foreign currency trades entered into by one of Allfirst’s traders. AIB seeks compensatory damages of approximately $500 million, plus punitive damages, from Citibank, N.A. and Bank of America, N.A. collectively. In 2006, the court granted in part and denied in part defendants’ motion to dismiss. In 2009, AIB filed an amended complaint. In 2012, the parties completed discovery and the court granted Citibank, N.A.’s motion to strike AIB’s demand for a jury trial. Citibank, N.A. also filed a motion for summary judgment, which is pending. AIB has announced a settlement with Bank of America, N.A. for an undisclosed amount, leaving Citibank, N.A. as the sole remaining defendant. Additional information concerning this matter is publicly available in court filings under docket number 03 Civ. 3748 (S.D.N.Y.) (Batts, J.).

Settlement Payments
Payments required in settlement agreements described above have been made or are covered by existing litigation accruals.
*                    *                    *

Additional matters asserting claims similar to those described above may be filed in the future.